Taxes - Components of Income Tax Expense (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	[1]	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Disclosure of income taxes [Line Items]
Current tax expense			$ 30,413	$ 17,007	$ 14,244
Deferred tax expense (benefit):
Origination and reversal of temporary differences			247	(1,164)	2,390
Utilization (benefit) of tax losses, net			(3,198)	(389)	(1,498)
Change in the statutory rate			(172)	(102)	4
Total deferred tax expense (benefit)			(3,123)	(1,655)	896
Total income taxes			27,290	15,352	15,140
Total income taxes attributable to continued operation	$ 768		12,971	13,275	13,566
Aggregate continuing and discontinued operations
Deferred tax expense (benefit):
Total deferred tax expense (benefit)			(5,960)	(1,590)	626
Total income taxes			12,971	13,275	13,566
Discontinued operations
Deferred tax expense (benefit):
Total deferred tax expense (benefit)			2,838	(65)	270
Total income taxes			$ 14,319	$ 2,077	$ 1,574

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3